Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
BVI	$ (1,385,394)	$ (957,973)	$ (1,724,488)
PRC	(3,065,600)	(7,952,029)	(3,411,946)
Loss before income taxes	$ (4,450,994)	$ (8,910,002)	$ (5,136,434)